INCOME TAXES (Tables)	12 Months Ended
Aug. 31, 2019
Major components of tax expense (income) [abstract]
Disclosure of detailed information about components of deferred income tax expense [Table Text Block]
	AUGUST 31, 2019	AUGUST 31, 2018

Origination and reversal of temporary differences	$1,987	$8,644
Change in tax rate and rate differences	281	178
Change in unrecognized temporary differences	1,349	(3,165)
Prior period adjustments	12	(4)
Total income tax expense	3,629	5,653

Disclosure of detailed information about reconciliation of income tax expense [Table Text Block]
	AUGUST 31, 2019	AUGUST 31, 2018

Income (loss) from continuing operations before income taxes	$(5,875)	$27,777
Statutory rate	29.00%	29.00%

Tax calculated at statutory rate	(1,704)	8,055
Non-deductible (non-taxable) items	3,742	742
Difference between current and future tax rates	281	74
Benefit of deductible temporary differences not recognized	1,349	(3,165)
Other	(39)	(53)
Income tax expense per financial statements	$3,629	$5,653

Disclosure of detailed information about recognized deferred tax assets and liabilities [Table Text Block]
	AUGUST 31, 2019	AUGUST 31, 2018
Deferred tax assets are attributable to the following:
Non-capital losses	$10,708	$8,604
Share issuance costs	-	1,657
	-	32
Deferred tax assets	10,708	10,293
Set-off of tax	(10,708)	(10,293)
Net deferred tax asset	$-	$-
Deferred tax liabilities are attributable to the following:
Long-term assets	$(4,983)	$(1,275)
Biological assets	(961)	(3,307)
Inventories	(15,200)	(10,385)
Unsecured convertible debentures	-	(3,306)
Other	(35)	-
Deferred tax liabilities	(21,179)	(18,273)
Set-off of tax	10,708	10,293
Net deferred tax liability	$(10,471)	$(7,980)

Disclosure Of Detailed Information About Changes In Temporary Differences In Net Tax Assets Liabilities Explanatory
	NET BALANCE AT AUGUST 31, 2018	RECOGNIZED IN PROFIT OR LO SS	RECOGNIZED DIRECTLY IN EQUITY & OCI	NET BALANCE AT AUGUST 31, 2019

Non-capital losses	$8,604	$2,723	$(619)	$10,708
Share issuance costs	1,657	-	(1,657)	-
PP&E	(1,275)	(3,708)	-	(4,983)
Biological assets	(3,307)	2,346	-	(961)
Inventories	(10,385)	(4,815)	-	(15,200)
Unsecured convertible debentures	(3,306)	(108)	3,414	-
Other	32	(67)	-	(35)
Net tax assets (liabilities)	$(7,980)	$(3,629)	$1,138	$(10,471)

	NET BALANCE AT AUGUST 31, 2017	RECOGNIZED IN PROFIT OR LO SS	RECOGNIZED DIRECTLY IN EQUITY & OCI	NET BALANCE AT AUGUST 31, 2018

Non-capital losses	$132	$7,797	$675	$8,604
Share issuance costs	-	-	1,657	1,657
PP&E	(132)	(1,143)	-	(1,275)
Biological assets	-	(3,307)	-	(3,307)
Inventories	-	(10,385)	-	(10,385)
Unsecured convertible debentures	-	1,353	(4,659)	(3,306)
Other	-	32	-	32
Net tax assets (liabilities)	$-	$(5,653)	$(2,327)	$(7,980)

Disclosure of detailed information about non-capital losses [Table Text Block]
AUGUST 31, 2019

August 31, 2035	$1,070
August 31, 2037	11,727
August 31, 2038	16,690
August 31, 2039	11,562
$41,049

Disclosure of detailed information about unrecognized deductible temporary differences and unused tax losses [Table Text Block]
	AUGUST 31, 2019	AUGUST 31, 2018

Deductible temporary differences	$12,010	$1,467
Tax losses	3,809	1,219
	$15,819	$2,686